(Loss)/Earnings Per Share - Additional information (Detail)	Dec. 31, 2022 shares
Class of Warrant or Right [Line Items]
Number of non vested shares outstanding	2,857,142
Representative Purchase Warrants [Member]
Class of Warrant or Right [Line Items]
Unexercised warrants	125,641,769